Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Cash Flows from Operating Activities
Net (loss) income from continuing operations	$ (1,564,396,000)		$ (1,059,046,000)		$ 831,473,000
Adjustments to reconcile net (loss) income from continuing operations to net cash provided by operating activities:
Depreciation	393,693,000		382,698,000		341,888,000
Depletion and amortization	83,267,000		92,767,000		129,270,000
Foreign exchange loss (gain)	164,691,000		(108,830,000)		141,957,000
Deferred income taxes	(55,236,000)	[1]	(47,719,000)	[1]	19,354,000	[1]
Provision (recovery of provision) for doubtful accounts	9,655,000		26,846,000		(1,227,000)
Change in inventory reserves	(3,368,000)	[2]	31,865,000	[2]	20,199,000	[2]
Accretion expense	5,014,000	[3]	4,369,000	[3]	5,897,000	[3]
Loss on write-off of property, plant and equipment	17,829,000	[4]	10,048,000	[4]	10,635,000	[4]
Income from equity investments	(3,589,000)	[5]	(475,000)	[5]	(304,000)	[5]
Impairment of goodwill and long-lived assets	38,310,000	[6]	402,355,000	[6]
Provision for amounts due from related parties	714,181,000	[7]	919,113,000	[7]
Non-cash interest on pension liabilities	10,552,000	[8]	10,598,000	[8]	13,333,000	[8]
Loss (gain) on sale of property, plant and equipment	2,245,000		(6,569,000)		(7,566,000)
Change in asset retirement obligations	(7,123,000)		(4,439,000)		(5,833,000)
Gain on accounts payable with expired legal term	(1,737,000)	[9]	(3,158,000)	[9]	(5,338,000)	[9]
Loss on disposal of subsidiaries	76,814,000	[9]
Gain on forgiveness of fines and penalties	(2,550,000)	[9]	(2,777,000)	[9]	(47,000)	[9]
Amortization of loan origination fee	51,017,000		50,211,000		52,014,000
Loss resulting from accretion and remeasurement of contingent liability	2,053,000	[10]	1,906,000	[10]	1,760,000	[10]
Pension benefit plan curtailment gain	(1,560,000)	[8]	(1,360,000)	[8]	(38,711,000)	[8]
Pension service cost, amortization of prior service cost and actuarial (gain) loss, other expenses	4,257,000	[8]	4,010,000	[8]	5,021,000	[8]
Changes in working capital items, net of effects from acquisition of new subsidiaries:
Accounts receivable	59,690,000		46,879,000		(321,082,000)
Inventories	507,083,000		577,120,000		(803,760,000)
Trade payable to vendors of goods and services	92,285,000		71,507,000		251,078,000
Advances received	(27,371,000)		(56,538,000)		(62,995,000)
Accrued taxes and other liabilities	90,768,000		20,281,000		25,246,000
Settlements with related parties	(484,359,000)		(179,298,000)		345,932,000
Other current assets	29,649,000		57,980,000		(40,343,000)
Dividends received			25,956,000
Unrecognized income tax benefits	61,230,000		17,598,000		(2,285,000)
Net operating cash flows of discontinued operations	60,538,000		29,733,000		(22,674,000)
Net cash provided by operating activities	323,532,000		1,313,631,000		882,892,000
Cash Flows from Investing Activities
Acquisition of DEMP, less cash acquired	(66,049,000)		(32,810,000)		(70,044,000)
Acquisition of Cognor, less cash acquired			(24,172,000)	[11]
Acquisition of Lomprom Rostov, less cash acquired			(24,000)	[12]
Acquisition of Port Vanino	(662,911,000)
Disposal of Port Vanino	664,006,000
Proceeds from disposal of business, less cash disposed of			2,640,000
Acquisition of other subsidiaries, less cash acquired	894,000				(5,643,000)
Capital contribution in affiliates					(571,000)
Proceeds from disposal of investments in affiliates			2,998,000		6,000
Proceeds from disposal of securities	1,111,000
Short-term loans issued and other investments	(1,524,000)		(4,447,000)		(1,089,850,000)
Proceeds from short-term loans issued	7,328,000		217,786,000		353,620,000
Proceeds from disposals of property, plant and equipment	15,366,000		22,602,000		20,273,000
Prepayment for the participation in auction					(7,869,000)
Purchases of mineral licenses and other related payments	(2,238,000)		(6,079,000)		(23,088,000)
Purchases of property, plant and equipment	(555,864,000)		(956,263,000)		(1,761,280,000)
Net investing cash flows of discontinued operations	(20,680,000)		(61,368,000)		(33,786,000)
Net cash used in investing activities	(179,589,000)		(839,137,000)		(2,618,232,000)
Cash Flows from Financing Activities
Proceeds from borrowings	2,962,143,000		3,951,043,000		5,891,730,000
Repayment of borrowings	(2,945,494,000)		(4,199,765,000)		(3,530,275,000)
Dividends paid	(222,000)		(186,443,000)		(210,233,000)
Dividends paid to noncontrolling interest	(7,496,000)		(29,054,000)
Acquisition of noncontrolling interest in subsidiaries	(45,536,000)	[13]	(632,000)	[13]	(283,000)	[13]
Repayment of obligations under finance lease	(140,821,000)		(149,237,000)		(99,269,000)
Sale leaseback proceeds	74,340,000		3,143,000		35,049,000
Net financing cash flows of discontinued operations	(58,985,000)		(181,061,000)		(7,685,000)
Net cash (used in) provided by financing activities	(162,071,000)		(792,006,000)		2,079,034,000
Effect of exchange rate changes on cash and cash equivalents	(5,328,000)		(27,874,000)		(41,115,000)
Net (decrease) increase in cash and cash equivalents	(23,456,000)		(345,386,000)		302,579,000
Cash and cash equivalents at beginning of period	297,993,000	[14]	643,379,000	[14]	340,800,000	[14]
Cash and cash equivalents at end of period	274,537,000	[14]	297,993,000	[14]	643,379,000	[14]
Supplementary Cash Flow Information
Interest paid, net of amount capitalized	642,546,000		548,858,000		531,527,000
Income taxes paid	57,741,000		212,962,000		529,844,000
Non-cash Activities
Acquisition of equipment under finance lease	53,163,000		131,846,000		427,000,000
TPP Rousse [Member]
Cash Flows from Investing Activities
Proceeds from disposal of business, less cash disposed of	27,506,000
Oriel Resources Ltd. (Oriel) [Member]
Cash Flows from Investing Activities
Proceeds from disposal of business, less cash disposed of	414,197,000
Other Subsidiaries [Member]
Cash Flows from Investing Activities
Proceeds from disposal of business, less cash disposed of	$ (731,000)

[1]	See Note 19
[2]	See Note 6
[3]	See Note 15
[4]	See Note 10
[5]	See Note 8
[6]	See Note 23
[7]	See Note 9
[8]	See Note 16
[9]	See Note 22
[10]	See Note 14
[11]	See Note 3(a)
[12]	See Note 3(b)
[13]	See Note 3(f)
[14]	See Note 4